Revenue disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basis of presentation
Total revenues, net	$ 1,342,802	$ 1,346,632
Retail revenues
Basis of presentation
Total revenues, net	1,032,765	1,097,172
Wholesale revenues
Basis of presentation
Total revenues, net	303,941	243,606
Management fee income
Basis of presentation
Total revenues, net	$ 6,096	$ 5,854